COMMON STOCK (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 10, 2014	Apr. 19, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Stock Issued During Period Value Payment For Preferred Share Derivative Interest			$ 0	$ 0	$ 68,089
Conversion Of Series B Series C and Series E Preferred Shares Into Common Shares Value			0	2,272,500	9,825,066
Stock Issued During Period Value Payment Of Directors Fees			100,071	110,000	110,000
Stock Issued During Period Value Payment Of Employee Salaries			1,039,000	849,737	368,233
Stock Issued During Period, Value, Issued for Services			24,000	23,999	18,836
Stock Issued During Period, Value, New Issues			6,199,643	13,236,624	10,000,000
Proceeds from Issuance of Common Stock			$ 6,199,643	13,236,624	10,000,000
Common Stock Traded Percent			30.00%
Common Stock Weighted Average Price Percent			97.00%
Milestone Issued For Epic Strategic Alliance Agreement Value			$ 840,000	0	0
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Obligation to Purchase Common Stock Value on Issue		$ 10,000,000
Common Stock Shares Issued During Period	40,000,000		1,928,641
Common Stock Additional Shares To Be Issued During Period			1,928,641
Maximum Common Stock Shares Directed to Purchase			500,000
Purchase of Common Stock Increasing Shares Per Purchase			800,000
Maximum Common Stock Value Directed to Purchase			$ 760,000
Common Stock Floor Price Per Share			$ 0.10
Maximum Percentage to Purchase Common Stock Shares			9.99%
Stock Issued During Period, Shares, New Issues			76,700,000
Proceeds from Issuance or Sale of Equity, Total			$ 21,200,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Value Payment For Preferred Share Derivative Interest					879
Conversion Of Series B Series C and Series E Preferred Shares Into Common Shares Value				6,060
Stock Issued During Period Value Payment Of Directors Fees			409	322	1,211
Stock Issued During Period Value Payment Of Employee Salaries			4,237	2,519	3,439
Stock Issued During Period, Value, Issued for Services			97	70	210
Stock Issued During Period, Value, New Issues			$ 23,945	$ 47,172	$ 65,143
Stock Issued During Period, Shares, Period Increase (Decrease)			80,383,651	70,918,271	185,748,471
Stock Issued During Period, Shares, New Issues			23,945,346	47,172,240	65,143,216
Commitment Shares [Member] | Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			1,000,000